CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Indemnities for years of service (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements of post-employment benefits
Opening balance	$ 14,982,928	$ 14,086,575
Service costs	1,018,080	8,917
Interest costs	737,566	1,672,491
Actuarial variations	2,905,020	1,216,808
Benefits paid	(2,233,801)	(1,984,029)
Total	$ 17,409,793	$ 14,982,928